Note 13 - Investments in Unconsolidated Joint Ventures	6 Months Ended
Jun. 30, 2020
Notes to Financial Statements
Equity Method Investments and Joint Ventures Disclosure [Text Block]
13.	Investments in unconsolidated joint ventures

New
2020
Joint Venture

On
April 24, 2020
the Company acquired from a company affiliated with Mr. Evangelos J. Pistiolis, or the MR Seller, a
50%
interest in
two
vessel owning companies (California
19
Inc. and California
20
Inc.) that owned
two
scrubber-fitted
50,000
dwt eco MR product tankers, M/T Eco Yosemite Park and M/T Eco Joshua Park respectively for
$27,000,
representing the Company's share of interest in the fair value of the net assets acquired. Both vessels were delivered in
March 2020
to the MR Seller from Hyundai Mipo shipyard of South Korea. The MR Seller had already entered into two
joint venture agreements, for the
two
vessels, each with an equal ownership interest of
50%,
with Just-C Limited, a wholly owned subsidiary of Gunvor Group Ltd (the other
50%
owner). The abovementioned acquisition was approved by a special committee of the Company's board of directors (the “JV Special Committee”), of which all of the directors were independent and for which the JV Special Committee obtained a fairness opinion relating to the consideration of the transaction from an independent financial advisor. Sale and purchase commissions due to CSI related to these investments amounting to
$453
were accounted for as part of the investment.

Out of the purchase price of
$27,000,
$1,646
and
$1,654
were recognized as excess of the purchase price over the underlying net book value (“Basis Differences”) for California
19
Inc. and California
20
Inc. respectively, attributed to the value assigned to the attached time charter. These Basis Differences are amortized over the duration of the firm period of the charter (
5
years) and their amortization is included as a reduction in Gains in unconsolidated joint ventures. Furthermore
$1,963
and
$1,963
were also recognized as Basis Differences for California
19
Inc. and California
20
Inc. respectively, attributed to the fair market value over the carrying value of the vessels. These Basis Differences are amortized over the useful life of the vessels (
25
years) and their amortization is also included as a reduction in Gains in unconsolidated joint ventures.

On
March 12, 2020,
California
19
Inc. together with California
20
Inc. entered into a loan agreement with Alpha Bank for a senior debt facility of
$37,660
(
$
18,830
for each vessel). The loan has a term of
five
years and is payable on maturity via a balloon payment of
$18,830
per vessel. The credit facility bears interest at LIBOR plus a margin of
3.00%.
The facility carries customary covenants and restrictions, including the covenant that during the life of the facility, the market value of the vessels should be at least
200%
of the facility outstanding and any shortfall should be covered by partial prepayments. Vessels are to be valued three
times per year, every
March,
July
and
December.
Provided that there is
no
breach of the above-mentioned covenant and
no
event of default has occurred and is continuing or would occur if such dividend distribution would take place, California
19
Inc. and California
20
Inc.
may
distribute dividends, without any consent from Alpha Bank.

Each of the
two
product tankers have time charters that commenced in
March 2020
with Clearlake Shipping Pte Ltd, a subsidiary of Gunvor Group Ltd for a firm term of five
years plus
two
additional optional years.

The Company's exposure is limited to its share of the net assets of California
19
Inc. and California
20
Inc., proportionate to its
50%
equity interest in these companies. Generally, the Company will share the profits and losses, cash flows and other matters relating to its investments in California
19
Inc. and California
20
Inc. in accordance with its ownership percentage. The vessels are managed by CSI, pursuant to management agreements. The Company accounts for investments in joint ventures using the equity method since it has joint control over the investment.

In the
six
months ended
June 30, 2020
California
19
Inc. and California
20
Inc. didn't declare nor pay any dividends.

Recognition of Gains in unconsolidated joint ventures for the
2020
Joint Venture for the
six
months ended
June 30, 2020,
is summarized below:

	June 30, 2020
	California 19 Inc.	California 20 Inc.
Net profit attributable to the Company	178	161
Amortization of Basis Differences	(68)	(68)
Equity gains in unconsolidated joint ventures (attributed to the 2020 Joint Venture)	110	93

Sale of
2017
Joint Venture

In
December 2019,
the Company wrote down its Investments in unconsolidated joint ventures (the
“2017
Joint Venture”) to their fair value less costs to sell pursuant to the Joint Ventures' plan to sell the vessels. The Joint Venture's vessels, the M/T Holmby Hills and the M/T Palm Springs were sold on
March 26
and
17
April, 2020
respectively. In the
six
months ended
June 30, 2020,
the Company recognized a loss on the sale of its Investments in unconsolidated joint ventures amounting to
$35,
which is included in Equity gains in unconsolidated joint ventures (attributed to the
2017
Joint Venture) in the Company's unaudited interim condensed consolidated statements of comprehensive loss. Net proceeds from the sale of the
2017
Joint Venture amounted to
$19,555.
The
two
companies that owned the vessels (City of Athens Pte. Ltd. and Eco Nine Pte. Ltd.) are in the final stages of dissolving.